Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2012
Quarterly Financial Data (Unaudited)
Schedule of Quarterly financial data

	Fiscal 2012 Quarter Ended
	July 3	October 2	January 1	March 31

Sales	$1,075,255	$1,109,418	$1,117,484	$1,311,242
Gross profit	245,224	261,256	245,804	242,612
Net income attributable to Alliant Techsystems Inc.	71,158	79,991	49,685	61,418

Alliant Techsystems Inc.’s earnings per common share:
Basic earnings per share	2.15	2.45	1.52	1.87
Diluted earnings per share	2.13	2.43	1.51	1.86

Cash dividends per share:
Declared	0.20	0.20	0.20	0.20
Paid	0.20	0.20	0.20	0.20

	Fiscal 2011 Quarter Ended
	July 4	October 3	January 2	March 31

Sales	$1,202,151	$1,209,235	$1,129,290	$1,301,588
Gross profit	252,264	251,090	232,800	265,412
Net income attributable to Alliant Techsystems Inc.	74,644	97,246	70,181	71,104

Alliant Techsystems Inc.’s earnings per common share:
Basic earnings per share	2.26	2.93	2.11	2.12
Diluted earnings per share	2.24	2.91	2.09	2.10

Cash dividends per share:
Declared	—	—	0.20	—
Paid	—	—	—	0.20